UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   Trinity Hall
           43 Cedar Avenue, P.O. Box HM 2905
           Hamilton, Bermuda HM LX


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 NONE
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $    1,535,849
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Amphenol Corp Cl A              COM            032095101    84259  1997139 SH       SOLE                1997139      0    0
Ansys Inc                       COM            03662q105    49748  1151969 SH       SOLE                1151969      0    0
Apple Inc                       COM            037833100     1480     6300 SH       SOLE                   6300      0    0
Automatic Data Processing Inc   COM            053015103      983    22105 SH       SOLE                  22105      0    0
Becton Dickinson & Co           COM            075887109   115344  1465054 SH       SOLE                1465054      0    0
Boeing Co                       COM            097023105      327     4500 SH       SOLE                   4500      0    0
Chipotle Mexican Grill Inc Cl   COM            169656105    38073   337914 SH       SOLE                 337914      0    0
FPL Group Inc                   COM            302571104      677    14000 SH       SOLE                  14000      0    0
Google Inc Cl A                 COM            38259p508    81910   144432 SH       SOLE                 144432      0    0
Icici Bank Ltd ADR              ADR            45104g104      213     5000 SH       SOLE                   5000      0    0
IHS Inc Cl A                    COM            451734107    14751   275875 SH       SOLE                 275875      0    0
Infosys Technologies Ltd Sp ADR ADR            456788108      972    16535 SH       SOLE                  16535      0    0
IntercontinentalExchange Inc    COM            45865v100    49810   444022 SH       SOLE                 444022      0    0
Johnson & Johnson               COM            478160104     1020    15640 SH       SOLE                  15640      0    0
Kellogg Co                      COM            487836108      776    14516 SH       SOLE                  14516      0    0
Mastercard Inc Cl A             COM            57636q104   124086   488529 SH       SOLE                 488529      0    0
McAfee Inc                      COM            579064106    88203  2197932 SH       SOLE                2197932      0    0
Myriad Genetics Inc             COM            62855j104    47872  1990515 SH       SOLE                1990515      0    0
Northern Trust Corp             COM            665859104      824    14915 SH       SOLE                  14915      0    0
PepsiCo Inc                     COM            713448108    97202  1469199 SH       SOLE                1469199      0    0
Polo Ralph Lauren Corp Cl A     COM            731572103    79304   932554 SH       SOLE                 932554      0    0
Praxair Inc                     COM            74005p104    90092  1085444 SH       SOLE                1085444      0    0
Procter & Gamble Co             COM            742718109    95260  1505611 SH       SOLE                1505611      0    0
Qualcomm Inc                    COM            747525103    44650  1064104 SH       SOLE                1064104      0    0
Schwab Charles Corp             COM            808513105    92836  4967168 SH       SOLE                4967168      0    0
Staples Inc                     COM            855030102    70607  3016417 SH       SOLE                3016417      0    0
Target Corp                     COM            87612e106    76801  1460101 SH       SOLE                1460101      0    0
Techne Corp                     COM            878377100     2880    45300 SH       SOLE                  45300      0    0
United Technologies Corp        COM            913017109    49751   675871 SH       SOLE                 675871      0    0
VF Corp                         COM            918204108      643     8020 SH       SOLE                   8020      0    0
Visa Inc Cl A                   COM            92826c839    64565   709269 SH       SOLE                 709269      0    0
Yum Brands Inc                  COM            988498101    69930  1824410 SH       SOLE                1824410      0    0


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